Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.K. provision at statutory rate	19.00%	19.00%	19.00%	19.00%
Valuation allowance			$ 11,240	$ 3,427
Net operating loss carry forward			113,300
Uncertain income tax			$ 0	$ 0